Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of financial liabilities [line items]
Lease liability	₨ 4,740	$ 63	₨ 6,411	$ 84	₨ 6,599
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Lease liability	₨ 4,740	$ 63	₨ 6,411